Shareholders' Equity - Fair Value Assumptions of Stock Options Granted to Employees (Details) - Employee Stock Options	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	54.20%	56.00%
Risk-free interest rate	2.72%	1.85%
Dividend yield	0.00%	0.00%
Average expected life	5 years 3 months 22 days	5 years 1 month 24 days